CASH AND CASH EQUIVALENTS - Foreign Denominated Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign denominated cash	R 1,306.2	R 521.5	R 2,471.4	R 2,525.6